Shareholders' Equity - Summary of Preferred Share Issuances (Detail) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended
		Aug. 31, 2021	Apr. 30, 2021	Mar. 31, 2022
Class Of Stock [Line Items]
Number of Depositary Shares Issued and Outstanding	[1]			12,000,000
Liquidation Preference				$ 300,000
Underwriting Discounts				10,420
Net Proceeds				$ 289,580
Series A Preferred Shares
Class Of Stock [Line Items]
Date of Issuance	[2]		2021-04
Number of Depositary Shares Issued and Outstanding	[1],[2]		6,000,000
Liquidation Preference	[2]		$ 150,000
Underwriting Discounts	[2]		5,292
Net Proceeds	[2]		$ 144,708
Series B Preferred Shares
Class Of Stock [Line Items]
Date of Issuance	[3]	2021-08
Number of Depositary Shares Issued and Outstanding	[1],[3]	6,000,000
Liquidation Preference	[3]	$ 150,000
Underwriting Discounts	[3]	5,128
Net Proceeds	[3]	$ 144,872

[1]	Each depositary share representing a 1/1,000th interest in a preferred share, $25,000 liquidation preference per share (equivalent to $25.00 per depositary share).
[2]	Series A Preferred Shares have no maturity date and are redeemable from June 15, 2026 by the Company.
[3]	Series B Preferred Shares have no maturity date and are redeemable from December 15, 2026 by the Company